Segments - Additional information (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Dividend income	€ 56			€ 117
Investment in Bank of Beijing
Disclosure of operating segments [line items]
Dividend income	39			€ 101
Net Results IFRS-EU | Segments banking activities
Disclosure of operating segments [line items]
Revenue	11,339	€ 11,300
Operating expenses	6,234	5,880
Net Results IFRS-EU | Segments banking activities | Corporate Line
Disclosure of operating segments [line items]
Revenue	265	99
Increase (decrease) in income from foreign currency ratio hedging			€ 83
Impairments		53
Operating expenses	239	€ 199
Net Results IFRS-EU | Segments banking activities | Corporate Line | Investment in Bank of Beijing
Disclosure of operating segments [line items]
Dividend income	€ 39